Supplement to the
Natural Resources Portfolio
April 29, 2017
As Revised October 20, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Natural Resources Portfolio has been removed.

NAT-SUM-17-01 1.9886516.100	November 17, 2017